As filed with the Securities and Exchange Commission on May 2, 2013
Securities Act File No. 333-185672

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-2
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
☒ Pre-Effective Amendment No. 3
Post-Effective Amendment No.

HARVEST CAPITAL CREDIT CORPORATION
(Exact Name of Registrant as Specified in Charter)

450 Park Avenue, Suite 500
New York, New York 10022
(Address of Principal Executive Offices)

(212) 906-3500
(Registrant’s Telephone Number, Including Area Code)

Richard P. Buckanavage
President and Chief Executive Officer
Harvest Capital Credit Corporation
450 Park Avenue, Suite 500
New York, New York 10022
(Name and Address of Agent for Service)

COPIES TO:
Steven B. Boehm, Esq. Harry S. Pangas, Esq. Sutherland Asbill & Brennan LLP 1275 Pennsylvania Avenue, NW Washington, DC 20004-2415 Tel: (202) 383-0100 Fax: (202) 637-3593		Jay L. Bernstein, Esq. Jacob A. Farquharson, Esq. Clifford Chance US LLP 31 West 52nd Street New York, NY 10019 Tel: (212) 878-8000 Fax: (212) 878-8375

Approximate date of proposed public offering:    As soon as practicable after the effective date of this Registration Statement.

        If any of the securities being registered on this form are offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. ☐

        It is proposed that this filing will become effective (check appropriate box):

☐ when declared effective pursuant to section 8(c).

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933
Title of Securities Being Registered	Proposed Maximum Aggregate Offering Price(1)(2)	Amount of Registration Fee
Common Stock, $0.001 par value per share	$57,500,000	$7,843	(3)

(1)  Includes the underwriters’ option to purchase additional shares.
(2)  Estimated pursuant to Rule 457(o) under the Securities Act of 1933 solely for the purpose of determining the registration fee.
(3)  Previously paid.

        The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

HARVEST CAPITAL CREDIT CORPORATION

EXPLANATORY NOTE

The purpose of this Pre-Effective Amendment No. 3 to the Registration Statement on Form N-2 is to file certain exhibits to the Registration Statement as set forth in Item 25(2) of Part C, and to incorporate by reference the preliminary prospectus filed with Pre-Effective Amendment No. 1 to the Registration Statement on Form N-2 filed on March 26, 2013 (SEC File No. 333-185672) and Pre-Effective Amendment No. 2 to the Registration Statement filed on April 24, 2013 (SEC File No. 333-185672). Accordingly, this Pre-Effective Amendment No. 3 consists only of a facing page to the registration statement, the aforementioned preliminary prospectus incorporated by reference herein, this explanatory note and Part C of the Registration Statement on Form N-2. This Pre-Effective Amendment No. 3 does not modify any other part of the Registration Statement. The remainder of the contents of the Registration Statement previously filed in Pre-Effective Amendment No. 1 and Pre-Effective Amendment No. 2 to the Registration Statement are hereby incorporated by reference herein.

PART C
OTHER INFORMATION

Item 25.    Financial Statements and Exhibits

(1)    Financial statements

None.

(2)    Exhibits

a.1
Restated Certificate of Incorporation of Harvest Capital Credit Corporation (the “Company”).  (incorporated by reference to the registrant’s Registration Statement on Form N-2, File No. 333-185672, filed on April 24, 2013).

b.1	Bylaws of the Company. (incorporated by reference to the registrant’s Registration Statement on Form N-2, File No. 333-185672, filed on March 26, 2013) .
d
Specimen certificate of the Company’s common stock, par value $0.001 per share. (incorporated by reference to the registrant’s Registration Statement on Form N-2, File No. 333-185672, filed on March 26, 2013).

e	Form of Dividend Reinvestment Plan. (incorporated by reference to the registrant’s Registration Statement on Form N-2, File No. 333-185672, filed on March 26, 2013).
g.1	Form of Investment Advisory and Management Agreement.*
h	Form of Underwriting Agreement*
j.1	Form of Custody Agreement.*
k.1	Form of Administration Agreement. (incorporated by reference to the registrant’s Registration Statement on Form N-2, File No. 333-185672, filed on March 26, 2013).
k.2	Form of License Agreement. (incorporated by reference to the registrant’s Registration Statement on Form N-2, File No. 333-185672, filed on March 26, 2013).
k.3	Form of Registration Rights Agreement.(incorporated by reference to the registrant’s Registration Statement on Form N-2, File No. 333-185672, filed on April 24, 2013).
k.4	Form of Warrant Agreement. *
k.5
Form of Loan Agreement between Harvest Capital Credit LLC and JMP Group LLC. (incorporated by reference to the registrant’s Registration Statement on Form N-2, File No. 333-185672, filed on April 24, 2013).

k.6
Form of Amendment No. 1 to Loan Agreement among the Company, Harvest Capital Credit LLC, and JMP Group LLC. (incorporated by reference to the registrant’s Registration Statement on Form N-2, File No. 333-185672, filed on April 24, 2013).

k.7	Form of Agreement and Plan of Merger between the Company and Harvest Capital Credit LLC.*
l.1	Opinion and Consent of Sutherland Asbill & Brennan LLP, counsel to the Company.*
l.2	Consent of Sutherland Asbill & Brennan LLP (incorporated by reference to Exhibit l.1 hereto).
n.1
Consent of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm. (incorporated by reference to the registrant’s Registration Statement on Form N-2, File No. 333-185672, filed on April 24, 2013).

n.2
Report of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm, with respect to the "Senior Securities" table. (incorporated by reference to the registrant’s Registration Statement on Form N-2, File No. 333-185672, filed on March 26, 2013)

r	Form of Code of Ethics of the Company adopted under Rule 17j-1. (incorporated by reference to the registrant’s Registration Statement on Form N-2, File No. 333-185672, filed on March 26, 2013).

*	Filed herewith.

Item 26.    Marketing Arrangements

The information contained under the heading “Underwriting” in this registration statement is incorporated herein by reference. Reference is also made to the Form of Underwriting Agreement for the Company’s shares of common stock.

Item 27.    Other Expenses of Issuance and Distribution

SEC registration fee	$7,843
FINRA filing fee	9,125
Accounting fees and expenses	325,000	(1)
Legal fees and expenses	150,000	(1)
Printing expenses	160,000	(1)
Nasdaq Capital Market Listing Fee	50,000
Miscellaneous	48,032	(1)
Total	$750,000

(1) These amounts are estimates.

The amounts set forth above, with the exception of the Securities and Exchange Commission fee, are in each case estimated. All of the expenses set forth above will be borne by the Registrant

Item 28.    Persons Controlled by or Under Common Control

See “Management,” “Certain Relationships and Transactions” and “Control Persons and Principal Stockholders” in the prospectus contained herein.

Item 29.    Number of Holders of Securities

The following table sets forth the approximate number of record holders of the Company’s common stock as of March 31, 2013.

Title of Class	Number of Record Holders
Common Stock, $0.001 par value	1

Item 30.    Indemnification

The information contained under the heading “Description of Capital—Limitation on Liability of Directors and Officers; Indemnification and Advance of Expenses” is incorporated by reference.

Section 145 of the Delaware General Corporation Law empowers a Delaware corporation to indemnify its officers and directors and specific other persons to the extent and under the circumstances set forth therein.

Section 102(b)(7) of the Delaware General Corporation Law allows a Delaware corporation to eliminate the personal liability of a director to the corporation or its stockholders for monetary damages for breach of fiduciary duty as a director, except for liabilities arising (a) from any breach of the director’s duty of loyalty to the corporation or its stockholders; (b) from acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of law; (c) under Section 174 of the Delaware General Corporation Law; or (d) from any transaction from which the director derived an improper personal benefit.

Subject to the Investment Company Act of 1940, as amended (the “1940 Act”) or any valid rule, regulation or order of the SEC thereunder, our certificate of incorporation provides that we will indemnify any person who was or is a party or is threatened to be made a party to any threatened action, suit or proceeding whether civil, criminal, administrative or investigative, by reason of the fact that he is or was a director or officer of the Registrant, or is or was serving at the request of the Registrant as a director or officer of another corporation, partnership, limited liability company, joint venture, trust or other enterprise, in accordance with provisions corresponding to Section 145 of the Delaware General Corporation Law. The 1940 Act provides that a company may not indemnify any director or officer against liability to it or its security holders to which he or she might otherwise be subject by reason of his or her willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office unless a determination is made by final decision of a court, by vote of a majority of a quorum of directors who are disinterested, non-party directors or by independent legal counsel that the liability for which indemnification is sought did not arise out of the foregoing conduct. In addition, our certificate of incorporation provides that the indemnification described therein is not exclusive and shall not exclude any other rights to which the person seeking to be indemnified may be entitled under statute, any bylaw, agreement, vote of stockholders or directors who are not interested persons, or otherwise, both as to action in his official capacity and to his action in another capacity while holding such office.

The above discussion of Section 145 of the Delaware General Corporation Law and the Registrant’s certificate of incorporation is not intended to be exhaustive and is respectively qualified in its entirety by such statute and the Registrant’s certificate of incorporation.

The Registrant has obtained primary and excess insurance policies insuring our directors and officers against some liabilities they may incur in their capacity as directors and officers. Under such policies, the insurer, on the Registrant’s behalf, may also pay amounts for which the Registrant has granted indemnification to the directors or officers.

The Registrant may agree to indemnify any underwriters in connection with an offering pursuant to this Registration Statement against specific liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”).

Item 31.    Business and Other Connections of Investment Adviser

A description of any other business, profession, vocation, or employment of a substantial nature in which the investment adviser, and each managing director, director or executive officer of the investment adviser, is or has been during the past two fiscal years, engaged in for his or her own account or in the capacity of director, officer, employee, partner or trustee, is set forth in Part A of this Registration Statement in the sections entitled “Management — Board of Directors and Executive Officers,” “Investment Advisory and Management Agreement” and “Portfolio Management.” Additional information regarding the investment adviser and its officers and directors will be set forth in its Form ADV, as filed with the Securities and Exchange Commission (SEC File No. 801-77483), under the Investment Advisers Act of 1940, as amended, and is incorporated herein by reference.

Item 32.    Location of Accounts and Records

The Registrant maintains physical possession of each account, book or other document required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules and regulations thereunder at the offices of:

(1)	The Registrant, 450 Park Avenue, Suite 500, New York, New York 10022;
(2)	The Custodian, 190 S. LaSalle Street, 10th Floor, Chicago, IL 60603; and
(3)	The Transfer Agent, 6201 15th Avenue, Brooklyn, NY 11219.
(4)	The Investment Adviser, HCAP Advisors LLC, 450 Park Avenue, Suite 500, New York, New York 10022.

 Item 33.    Management Services

Not Applicable.

Item 34.    Undertakings

(1)
The Registrant hereby undertakes to suspend the offering of its common stock until it amends its prospectus if (a) subsequent to the effective date of its registration statement, its net asset value per share declines more than 10 percent from its net asset value as of the effective date of the Registration Statement or (b) its net asset value per share increases to an amount greater than its net proceeds as stated in the prospectus.

(2)	Not applicable.
(3)	Not applicable.
(4)	Not applicable.
(5)	(a) For the purposes of determining any liability under the Securities Act of 1933, the information omitted from the form of prospectus filed as part of a registration statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant under Rule 497(h) under the Securities Act of 1933 shall be deemed to be part of the Registration Statement as of the time it was declared effective.
(b) For the purpose of determining any liability under the Securities Act of 1933, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.
(6)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Pre-Effective Amendment No. 3 to the Registration Statement on Form N-2 to be signed on its behalf by the undersigned, thereunto duly authorized, in City of New York, and State of New York, on the 2nd day of May 2013.

HARVEST CAPITAL CREDIT CORPORATION
By:	/s/ Richard P. Buckanavage
Name: Richard P. Buckanavage
Title: President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Pre-Effective Amendment No. 3 to the Registration Statement on Form N-2 has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ Richard P. Buckanavage	President and Chief Executive Officer, Director	May 2, 2013
Richard P. Buckanavage	(Principal Executive Officer)

/s/ Craig R. Kitchin	Chief Financial Officer, Chief Compliance Officer and Secretary	May 2, 2013
Craig R. Kitchin	(Principal Financial and Accounting Officer)

*	Chairman of the Board of Directors	May 2, 2013
Joseph A. Jolson

*	Director	May 2, 2013
Dorian B. Klein

*	Director	May 2, 2013
Jack G. Levin

*	Director	May 2, 2013
Richard A. Sebastiao

* Signed by Richard P. Buckanavage pursuant to a power of attorney signed by each individual on March 25, 2013.

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